FINANCIAL RISK MANAGEMENT - Narrative (Details) € in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020 EUR (€) euroPerUSD	Dec. 31, 2020 USD ($) euroPerUSD	Dec. 31, 2019 EUR (€) euroPerUSD	Dec. 31, 2019 USD ($) euroPerUSD	Dec. 31, 2018 EUR (€)	Dec. 31, 2017
Financial Risk Management [Line Items]
Cash and cash equivalents, including restricted cash	€ 168,300
Cash	€ 10,100	$ 194.3
Closing foreign exchange rate (in euro per usd) | euroPerUSD	1.2280	1.2280	1.1214	1.1214
Other financial liabilities	€ 20,530		€ 35,117
Other assets and trade and other payables	176,300	$ 216.5	22,100	$ 27.1
Balances denominated in foreign currency | $		189.4
Impact of ten percent strengthening of foreign currency against the euro	15,400
Impact of ten percent weakening of foreign currency against the euro	15,400
Trade and other receivables	29,236		25,737
Contingent consideration
Financial Risk Management [Line Items]
Other financial liabilities	20,400	$ 25.0	34,900
US Dollars
Financial Risk Management [Line Items]
Cash	€ 158,200
Convertible bond | Fixed interest rate
Financial Risk Management [Line Items]
Interest rate on bonds (in percentage)	3.00%	3.00%
Orbimed advisors loan
Financial Risk Management [Line Items]
Borrowings	€ 0		€ 45,590	$ 51.1	€ 72,502
Interest rate on bonds (in percentage)						11.00%